Madison Funds®
Supplement Dated August 20, 2014
This Supplement amends the Prospectus of Madison Funds dated May 20, 2014 for the Madison Target
Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund,
Madison Target Retirement 2050 Fund, and the Madison Hansberger International Growth Fund.

Please keep this Supplement with your record.

Madison Target Retirement 2020 Fund and Madison Target Retirement 2030 Fund
On page 1 and page 5 of the Prospectus, under the heading “Fees and Expenses,” the chart and accompanying Example, is deleted and replaced with the following:
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees: (fees paid directly from your investment)	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.25%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.25%
Total Annual Fund Operating Expenses[1]	0.55%
1 The fund’s investment adviser, Madison Asset Management, LLC (“Madison”), has contractually agreed, for a period of one year after the inception of the fund, to waive and/or reimburse investment advisory and/or service fees to the extent necessary to limit the fund’s total operating expenses on an annual basis to 0.65% of net assets. In applying this waiver, Madison must utilize good faith estimates of the expenses of the underlying funds. The fee waiver agreement described above may be terminated by the Board of Trustees of the fund at any time and for any reason; however, the Board has no intention of terminating this agreement in the next year. Not included in the fee waiver are (i) any fees and expenses relating to portfolio holdings (e.g., brokerage commissions, interest on loans, etc.); or (ii) extraordinary and non-recurring fees and expenses (e.g., costs relating to any line of credit the fund maintains with its custodian or another entity for investment purposes). Any fees waived will not be subject to later recoupment by Madison.
Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R6	$56	$198	$352	$801
The following pages present the entire prospectus inclusive of the above revisions and the supplement dated July 31, 2014.

Madison Funds®

Supplement Dated July 31, 2014
This Supplement amends the Prospectus of Madison Funds dated May 20, 2014
Please keep this Supplement with your records
All Funds

The cover page of the prospectus and the first page of each fund summary is replaced to include the ticker symbols for each respective fund and class.
On page 26 of the Prospectus, under the heading "Additional Investor Services," the Systematic Investment Program, Payroll Deduction/Direct Deposit Program, Systematic Withdrawal Program and Systematic Exchange Program paragraphs are deleted and replaced with the following:
Systematic Investment Program. You may set up regular investments from your financial institution account to the fund of your choice. You determine the frequency (no less than quarterly), day of the month, amount of your investments, and you may terminate the program at any time. Minimum investments per fund are $1,000 per month in Class Y shares (unless you qualify for a reduced investment minimum as described under the Share Class Availability and Investment Minimums section of this prospectus), $50,000 per month for Class R6 shares and $100,000 per month for Class I shares. To take advantage of the systematic investment program, complete the appropriate sections of the new account application or, for an existing account, the account maintenance form.
Payroll Deduction/Direct Deposit Program. If your employer supports a payroll deduction program, you may set up regular investments from your payroll to the fund of your choice. You determine the frequency (no less than quarterly), day of the month, amount of your investments, and you may terminate the program at any time. Minimum investments per fund are $1,000 per month for Class Y shares (unless you qualify for a reduced investment minimum as described under the Share Class Availability and Investment Minimums section of this prospectus). To take advantage of the payroll deduction program, complete the Madison Funds’ Payroll Deduction/Direct Deposit Form. A new account application must accompany the form if you are opening a new account. This program is not available for direct purchases of Class R6 or Class I shares.
Systematic Withdrawal Program. If your account balance is at least $25,000 for Class Y shares, $500,000 for Class R6 shares, and $1,000,000 for Class I shares, you may make systematic withdrawals from your account. You determine the frequency (no less than monthly), day of the month, amount of your withdrawals, and you may terminate the program at any time. Each systematic withdrawal must be at least $50 per month per fund for all share classes. All payees must be on the same payment schedule. To take advantage of the systematic withdrawal program, complete the appropriate sections of the new account application or, for an existing account, the account maintenance form.
Systematic Exchange Program. If your account balance is at least $25,000 for Class Y shares, $500,000 for Class R6 shares, and $1,000,000 for Class I shares, you may exchange your shares for the same class of shares of another fund under the systematic exchange program. You determine the frequency (no less than monthly), day of the month, amount of your exchanges, and you may terminate the program at any time. Each systematic exchange must be at least $1,000 per month for Class Y shares (unless you qualify for a reduced investment minimum as described under the Share Class Availability and Investment Minimums section of this prospectus); $50,000 per month for Class R6 shares and $100,000 per month for Class I shares. To take advantage of the systematic exchange program, complete the appropriate sections of the new account application or, for an existing account, the account maintenance form.
Madison Hansberger International Growth Fund
The fund summary section entitled “Purchase and Sale of Fund Shares” on page 17 is revised to identify matters relating to the Predecessor Fund. A corresponding revision is reflected in the “Your Account” section relating to “Class Y Shares," on page 21.
The following pages present the entire prospectus inclusive of the above revisions.
The cover page of the Statement of Additional Information dated May 20, 2014 has also been revised to include the applicable ticker symbols to match those on the cover page of the prospectus included in this supplement.

Prospectus
May 20, 2014

TARGET RETIREMENT FUNDS[1]:	INTERNATIONAL STOCK FUNDS[2]:
Madison Target Retirement 2020 Fund Class R6 - MTWRX	Madison Hansberger International Growth Fund Class Y – HIGGX Class I – HITGX
Madison Target Retirement 2030 Fund Class R6 - MTIRX
Madison Target Retirement 2040 Fund Class R6 - MFRRX
Madison Target Retirement 2050 Fund Class R6 - MFTRX

[1]
The Target Retirement Funds will not be made available to the public until the date upon which each of the Madison Target Retirement 2020, Madison Target Retirement 2030, Madison Target Retirement 2040 and Madison Target Retirement 2050 Funds, each of which is a series of the Ultra Series Fund, exchanges (in kind) all of their respective assets for shares of the corresponding Madison Fund, which is expected to occur on or about August 29, 2014.

[2]
The Madison Hansberger International Growth Fund will not be made available to the public until the date upon which the Hansberger International Growth Fund, a series of Hansberger International Series, merges into the Madison Hansberger International Growth Fund, which is expected to occur on or about July 31, 2014.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares in these funds, nor does the Commission guarantee the accuracy or adequacy of the prospectus. Any statement to the contrary is a criminal offense.

MADISON FUNDS®

i

Please note that an investment in any of these funds is not a deposit in a financial institution and is neither insured nor endorsed in any way by any financial institution or government agency.

MADISON TARGET RETIREMENT 2020 FUND     Fund Summary

Share Class/Ticker:	Class R6 – MTWRX

Investment Objective
The Madison Target 2020 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees: (fees paid directly from your investment)	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.25%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.25%
Total Annual Fund Operating Expenses[1]	0.55%
1 The fund’s investment adviser, Madison Asset Management, LLC (“Madison”), has contractually agreed, for a period of one year after the inception of the fund, to waive and/or reimburse investment advisory and/or service fees to the extent necessary to limit the fund’s total operating expenses on an annual basis to 0.65% of net assets. In applying this waiver, Madison must utilize good faith estimates of the expenses of the underlying funds. The fee waiver agreement described above may be terminated by the Board of Trustees of the fund at any time and for any reason; however, the Board has no intention of terminating this agreement in the next year. Not included in the fee waiver are (i) any fees and expenses relating to portfolio holdings (e.g., brokerage commissions, interest on loans, etc.); or (ii) extraordinary and non-recurring fees and expenses (e.g., costs relating to any line of credit the fund maintains with its custodian or another entity for investment purposes). Any fees waived will not be subject to later recoupment by Madison.
Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R6	$56	$198	$352	$801

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. Because the fund is new, the fund does not have a portfolio turnover rate to report. However, the portfolio turnover rate of the Madison Target Retirement 2020 Fund, a series of the Ultra Series Fund (the “USF 2020 Fund”), for its fiscal year ended December 31, 2013 was 167%. Prior to the inception date of the fund, the USF 2020 Fund was invested in the same portfolio of securities in which the fund expects to invest. Accordingly, the portfolio turnover rate of the USF 2020 Fund is relevant to what the fund expects to experience.
Principal Investment Strategies
The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison for investors planning to retire in or within a few years of 2020. Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period. Although the actual allocations may vary, the fund’s asset allocation among asset classes and underlying funds is initially expected to be approximately:
0-10%    money market funds;
50-80%     U.S. and international bond funds (including emerging market funds);
0-20%     high income funds;
20-50%    U.S. stock funds;
0-20%     international stock funds (including emerging market funds); and

0-15%    other funds.
With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities.
On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.
The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.
Principal Risks
The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including exchange traded funds (“ETFs”). Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. You could lose money as a result of your investment. Risks of owning the fund are as follows:
Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
Market and Financial Risk. The fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements. The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.
Interest Rate Risk. The fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.
Income Volatility, Interest Rate Risk and Credit Risk. The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk. Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities. Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk. Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.
Non-Investment Grade Security Risk. To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.
ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.
Foreign Security and Emerging Market Risk. Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance. Performance results for the fund are based on the historical performance of the Class I shares of the 2020 Fund, which is managed by the same portfolio management team at Madison that will be managing the fund. The historical returns for the Class I shares of the USF 2020 Fund are similar to those expected of the Class R6 shares of the fund because prior to the inception date of the fund, the USF 2020 Fund was invested in the same portfolio of securities in which the fund expects to invest, and had a substantially similar expense ratio and substantially similar investment objective and policies as the fund. As of the inception date of the fund, the USF 2020 Fund exchanged (in kind) all of its portfolio holdings for shares of the fund and intends to invest all of its assets in shares of the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
Calendar Year Total Returns for Class R6 Shares

Best Calendar Quarter:	Q2 2009	15.29%
Worst Calendar Quarter:	Q4 2008	-19.67%

Average Annual Total Returns
For Periods Ended December 31, 2013

	1 Year	5 Years
Class R6 Shares - Return Before Taxes	10.94%	11.86%
Return After Taxes on Distributions	8.90%	10.50%
Return After Taxes on Distributions & Sale of Fund Shares	6.58%	8.98%
Dow Jones Global Target 2020 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	9.05%	10.56%
Target Date 2020 Custom Index (reflects no deductions for sales charges, account fees, expenses or taxes)[1]	11.19%	11.17%
1The Target Date 2020 Custom index consists of 59% Barclays U.S. Aggregate Bond Index, 33% Russell 3000 Index and 8% MSCI ACWI Ex-USA NR Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Portfolio Management
The investment adviser to the fund is Madison Asset Management, LLC. David Hottmann, CPA and CFA (Vice President, Portfolio Manager) and Patrick Ryan, CFA (Vice President, Portfolio Manager) co-manage the fund. Messrs. Hottmann and Ryan have served in this capacity since inception of the fund.
Purchase and Sale of Fund Shares
Class R6 Shares. Class R6 shares may be purchased through participating retirement plans, and the purchase minimums are set by the plan’s administrator or record keeper.  In addition, corporations and other institutions, such as trusts, endowments and foundations, can purchase Class R6 shares with a minimum investment of $500,000.  The minimum to add to an account is $50,000. The fund reserves the right to lower the minimum initial investment amount on a case-by-case basis if deemed to be in the interest of the fund. Class R6 shares are not available to retail non-retirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPS, SARSEPs, SIMPLE IRAs or individual 403(b) plans. Class R6 shares are also not available for purchase under circumstances where the fund’s investment adviser (and/or an affiliate thereof) is contractually required to pay, directly or indirectly, a portion of the revenues it receives from the fund to a third party pursuant to a joint venture, revenue sharing or similar agreement.

You may generally purchase, exchange or redeem shares of the fund on any day the New York Stock Exchange (NYSE) is open for business by written request (Madison Funds, P.O. Box 8390, Boston, MA 02266-8390), by telephone (1-800-877-6089), by contacting your financial professional, by wire (purchases only) or, with respect to purchases and exchanges, online at madisonfunds.com. Requests must be received in good order by the fund or its agent prior to the close of regular trading of the NYSE in order to receive that day's net asset value. Investors wishing to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the intermediary to learn how to place an order.
Tax Information
Dividends and capital gains distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred (in which case, such distributions may be taxable upon withdrawal). Distributions from the fund may be taxed as ordinary income or long-term capital gains.

Payment to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund, the fund’s investment adviser and/or the fund’s principal distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Shareholder Fees: (fees paid directly from your investment)
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)

Shareholder Fees: (fees paid directly from your investment)	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.25%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.25%
Total Annual Fund Operating Expenses[1]	0.55%

2008	(35.31)%
2009	28.93%
2010	9.01%
2011	2.11%
2012	9.98%
2013	10.94%

Dow Jones Global Target 2020 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	(reflects no deduction for sales charges, account fees, expenses or taxes)
Target Date 2020 Custom Index (reflects no deductions for sales charges, account fees, expenses or taxes)[1]	(reflects no deduction for sales charges, account fees, expenses or taxes)

MADISON TARGET RETIREMENT 2030 FUND     Fund Summary

Share Class/Ticker:	Class R6 – MTIRX

Investment Objective
The Madison Target 2030 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees: (fees paid directly from your investment)	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.25%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.25%
Total Annual Fund Operating Expenses[1]	0.55%
1 The fund’s investment adviser, Madison Asset Management, LLC (“Madison”), has contractually agreed, for a period of one year after the inception of the fund, to waive and/or reimburse investment advisory and/or service fees to the extent necessary to limit the fund’s total operating expenses on an annual basis to 0.65% of net assets. In applying this waiver, Madison must utilize good faith estimates of the expenses of the underlying funds. The fee waiver agreement described above may be terminated by the Board of Trustees of the fund at any time and for any reason; however, the Board has no intention of terminating this agreement in the next year. Not included in the fee waiver are (i) any fees and expenses relating to portfolio holdings (e.g., brokerage commissions, interest on loans, etc.); or (ii) extraordinary and non-recurring fees and expenses (e.g., costs relating to any line of credit the fund maintains with its custodian or another entity for investment purposes). Any fees waived will not be subject to later recoupment by Madison.
Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R6	$56	$198	$352	$801

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. Because the fund is new, the fund does not have a portfolio turnover rate to report. However, the portfolio turnover rate of the Madison Target Retirement 2030 Fund, a series of the Ultra Series Fund (the “USF 2030 Fund”), for its fiscal year ended December 31, 2013 was 136%. Prior to the inception date of the fund, the USF 2030 Fund was invested in the same portfolio of securities in which the fund expects to invest. Accordingly, the portfolio turnover rate of the USF 2030 Fund is relevant to what the fund expects to experience.
Principal Investment Strategies
The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison for investors planning to retire in or within a few years of 2030. Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period. Although the actual allocations may vary, the fund’s asset allocation among asset classes and underlying funds is initially expected to be approximately:
0-10%    money market funds;
20-50%     U.S. and international bond funds (including emerging market funds);
0-15%     high income funds;
40-70%    U.S. stock funds;
5-25%     international stock funds (including emerging market funds); and
0-15%    other funds.
With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities.
On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.
The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.
Principal Risks
The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including exchange traded funds (“ETFs”). Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. You could lose money as a result of your investment. Risks of owning the fund are as follows:
Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
Market and Financial Risk. The fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements. The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.
Interest Rate Risk. The fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.
Income Volatility, Interest Rate Risk and Credit Risk. The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk. Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities. Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk. Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.
Non-Investment Grade Security Risk. To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.
ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.
Foreign Security and Emerging Market Risk. Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance. Performance results for the fund are based on the historical performance of the Class I shares of the 2030 Fund, which is managed by the same portfolio management team at Madison that will be managing the fund. The historical returns for the Class I shares of the USF 2030 Fund are similar to those expected of the Class R6 shares of the fund because prior to the inception date of the fund, the USF 2030 Fund was invested in the same portfolio of securities in which the fund expects to invest, and had a substantially similar expense ratio and substantially similar investment objective and policies as the fund. As of the inception date of the fund, the USF 2030 Fund exchanged (in kind) all of its portfolio holdings for shares of the fund and intends to invest all of its assets in shares of the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
Calendar Year Total Returns for Class R6 Shares

Best Calendar Quarter:	Q2 2009	16.77%
Worst Calendar Quarter:	Q4 2008	-21.65%

Average Annual Total Returns
For Periods Ended December 31, 2013

	1 Year	5 Years
Class R6 Shares - Return Before Taxes	16.56%	13.44%
Return After Taxes on Distributions	14.58%	12.13%
Return After Taxes on Distributions & Sale of Fund Shares	9.79%	10.34%
Dow Jones Global Target 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	16.59%	14.20%
Target Date 2030 Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)[1]	16.79%	13.01%
1The Target Date 2030 Custom Index consisted of 39% Barclays U.S. Aggregate Bond Index, 49% Russell 3000 Index and 12% MSCI ACWI Ex-USA NR Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Portfolio Management
The investment adviser to the fund is Madison Asset Management, LLC. David Hottmann, CPA and CFA (Vice President, Portfolio Manager) and Patrick Ryan, CFA (Vice President, Portfolio Manager) co-manage the fund. Messrs. Hottmann and Ryan have served in this capacity since inception of the fund.
Purchase and Sale of Fund Shares
Class R6 Shares. Class R6 shares may be purchased through participating retirement plans, and the purchase minimums are set by the plan’s administrator or record keeper.  In addition, corporations and other institutions, such as trusts, endowments and foundations, can purchase Class R6 shares with a minimum investment of $500,000.  The minimum to add to an account is $50,000. The fund reserves the right to lower the minimum initial investment amount on a case-by-case basis if deemed to be in the interest of the fund. Class R6 shares are not available to retail non-retirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPS, SARSEPs, SIMPLE IRAs or individual 403(b) plans. Class R6 shares are also not available for purchase under circumstances where the fund’s investment adviser (and/or an affiliate thereof) is contractually required to pay, directly or indirectly, a portion of the revenues it receives from the fund to a third party pursuant to a joint venture, revenue sharing or similar agreement.
You may generally purchase, exchange or redeem shares of the fund on any day the New York Stock Exchange (NYSE) is open for business by written request (Madison Funds, P.O. Box 8390, Boston, MA 02266-8390), by telephone (1-800-877-6089), by contacting your financial professional, by wire (purchases only) or, with respect to purchases and exchanges, online at madisonfunds.com. Requests must be received in good order by the fund or its agent prior to the close of regular trading of the NYSE in order to receive that day's net asset value. Investors wishing to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the intermediary to learn how to place an order.

Tax Information
Dividends and capital gains distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred (in which case, such distributions may be taxable upon withdrawal). Distributions from the fund may be taxed as ordinary income or long-term capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund, the fund’s investment adviser and/or the fund’s principal distributor may pay the intermediary for the sale of fund shares and related services. These payments may create aconflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Shareholder Fees: (fees paid directly from your investment)
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)

Shareholder Fees: (fees paid directly from your investment)	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.25%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.25%
Total Annual Fund Operating Expenses[1]	0.55%

2008	(38.35)%
2009	30.94%
2010	9.56%
2011	1.16%
2012	11.05%
2013	16.56%

Dow Jones Global Target 2030 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	(reflects no deduction for sales charges, account fees, expenses or taxes)
Target Date 2030 Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)[1]	(reflects no deduction for sales charges, account fees, expenses or taxes)

MADISON TARGET RETIREMENT 2040 FUND     Fund Summary

Share Class/Ticker:	Class R6 – MFRRX
Investment Objective
The Madison Target 2040 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees: (fees paid directly from your investment)	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.25%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.25%
Total Annual Fund Operating Expenses[1]	0.55%
1 The fund’s investment adviser, Madison Asset Management, LLC (“Madison”), has contractually agreed, for a period of one year after the inception of the fund, to waive and/or reimburse investment advisory and/or service fees to the extent necessary to limit the fund’s total operating expenses on an annual basis to 0.65% of net assets. In applying this waiver, Madison must utilize good faith estimates of the expenses of the underlying funds. The fee waiver agreement described above may be terminated by the Board of Trustees of the fund at any time and for any reason; however, the Board has no intention of terminating this agreement in the next year. Not included in the fee waiver are (i) any fees and expenses relating to portfolio holdings (e.g., brokerage commissions, interest on loans, etc.); or (ii) extraordinary and non-recurring fees and expenses (e.g., costs relating to any line of credit the fund maintains with its custodian or another entity for investment purposes). Any fees waived will not be subject to later recoupment by Madison.
Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R6	$56	$198	$352	$801

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. Because the fund is new, the fund does not have a portfolio turnover rate to report. However, the portfolio turnover rate of the Madison Target Retirement 2040 Fund, a series of the Ultra Series Fund (the “USF 2040 Fund”), for its fiscal year ended December 31, 2013 was 151%. Prior to the inception date of the fund, the USF 2040 Fund was invested in the same portfolio of securities in which the fund expects to invest. Accordingly, the portfolio turnover rate of the USF 2040 Fund is relevant to what the fund expects to experience.
Principal Investment Strategies
The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison for investors planning to retire in or within a few years of 2040. Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period. Although the actual allocations may vary, the fund’s asset allocation among asset classes and underlying funds is initially expected to be approximately:
0-10%    money market funds;
10-40%     U.S. and international bond funds (including emerging market funds);
0-15%     high income funds;
50-80%    U.S. stock funds;
5-30%     international stock funds (including emerging market funds); and
0-15%    other funds.
With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities.
On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.
The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.
Principal Risks
The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including exchange traded funds (“ETFs”). Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. You could lose money as a result of your investment. Risks of owning the fund are as follows:
Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
Market and Financial Risk. The fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements. The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.
Interest Rate Risk. The fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.
Income Volatility, Interest Rate Risk and Credit Risk. The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk. Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities. Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk. Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.
Non-Investment Grade Security Risk. To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.
ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.
Foreign Security and Emerging Market Risk. Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance. Performance results for the fund are based on the historical performance of the Class I shares of the 2040 Fund, which is managed by the same portfolio management team at Madison that will be managing the fund. The historical returns for the Class I shares of the USF 2040 Fund are similar to those expected of the Class R6 shares of the fund because prior to the inception date of the fund, the USF 2040 Fund was invested in the same portfolio of securities in which the fund expects to invest, and had a substantially similar expense ratio and substantially similar investment objective and policies as the fund. As of the inception date of the fund, the USF 2040 Fund exchanged (in kind) all of its portfolio holdings for shares of the fund and intends to invest all of its assets in shares of the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class R6 Shares

Best Calendar Quarter:	Q2 2009	18.13%
Worst Calendar Quarter:	Q4 2008	-23.55%

Average Annual Total Returns
For Periods Ended December 31, 2013

	1 Year	5 Years
Class R6 Shares - Return Before Taxes	19.63%	14.16%
Return After Taxes on Distributions	17.64%	12.90%
Return After Taxes on Distributions & Sale of Fund Shares	11.50%	10.99%
Dow Jones Global Target 2040 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	22.38%	16.51%
Target Date 2040 Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes) [1]	20.09%	14.29%
1The Target Date 2040 Custom Index consisted of 29% Barclays U.S. Aggregate Bond Index, 57% Russell 3000 Index and 14% MSCI ACWI Ex-USA NR Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Portfolio Management
The investment adviser to the fund is Madison Asset Management, LLC. David Hottmann, CPA and CFA (Vice President, Portfolio Manager) and Patrick Ryan, CFA (Vice President, Portfolio Manager) co-manage the fund. Messrs. Hottmann and Ryan have served in this capacity since inception of the fund.

Purchase and Sale of Fund Shares
Class R6 Shares. Class R6 shares may be purchased through participating retirement plans, and the purchase minimums are set by the plan’s administrator or record keeper.  In addition, corporations and other institutions, such as trusts, endowments and foundations, can purchase Class R6 shares with a minimum investment of $500,000.  The minimum to add to an account is $50,000. The fund reserves the right to lower the minimum initial investment amount on a case-by-case basis if deemed to be in the interest of the fund. Class R6 shares are not available to retail non-retirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPS, SARSEPs, SIMPLE IRAs or individual 403(b) plans. Class R6 shares are also not available for purchase under circumstances where the fund’s investment adviser (and/or an affiliate thereof) is contractually required to pay, directly or indirectly, a portion of the revenues it receives from the fund to a third party pursuant to a joint venture, revenue sharing or similar agreement.
You may generally purchase, exchange or redeem shares of the fund on any day the New York Stock Exchange (NYSE) is open for business by written request (Madison Funds, P.O. Box 8390, Boston, MA 02266-8390), by telephone (1-800-877-6089), by contacting your financial professional, by wire (purchases only) or, with respect to purchases and exchanges, online at madisonfunds.com. Requests must be received in good order by the fund or its agent prior to the close of regular trading of the NYSE in order to receive that day's net asset value. Investors wishing to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the intermediary to learn how to place an order.
Tax Information
Dividends and capital gains distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred (in which case, such distributions may be taxable upon withdrawal). Distributions from the fund may be taxed as ordinary income or long-term capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund, the fund’s investment adviser and/or the fund’s principal distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Shareholder Fees: (fees paid directly from your investment)
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)

Shareholder Fees: (fees paid directly from your investment)	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.25%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.25%
Total Annual Fund Operating Expenses[1]	0.55%

2008	(41.65)%
2009	31.64%
2010	9.97%
2011	0.47%
2012	11.42%
2013	19.63%

Dow Jones Global Target 2040 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	(reflects no deduction for sales charges, account fees, expenses or taxes)
Target Date 2040 Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes) [1]	(reflects no deduction for sales charges, account fees, expenses or taxes)

MADISON TARGET RETIREMENT 2050 FUND    Fund Summary

Share Class/Ticker:	Class R6 – MFTRX
Investment Objective
The Madison Target 2050 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees: (fees paid directly from your investment)	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.25%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.25%
Total Annual Fund Operating Expenses[1]	0.55%
1 The fund’s investment adviser, Madison Asset Management, LLC (“Madison”), has contractually agreed, for a period of one year after the inception of the fund, to waive and/or reimburse investment advisory and/or service fees to the extent necessary to limit the fund’s total operating expenses on an annual basis to 0.65% of net assets. In applying this waiver, Madison must utilize good faith estimates of the expenses of the underlying funds. The fee waiver agreement described above may be terminated by the Board of Trustees of the fund at any time and for any reason; however, the Board has no intention of terminating this agreement in the next year. Not included in the fee waiver are (i) any fees and expenses relating to portfolio holdings (e.g., brokerage commissions, interest on loans, etc.); or (ii) extraordinary and non-recurring fees and expenses (e.g., costs relating to any line of credit the fund maintains with its custodian or another entity for investment purposes). Any fees waived will not be subject to later recoupment by Madison.
Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R6	$56	$198	$352	$801
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. Because the fund is new, the fund does not have a portfolio turnover rate to report. However, the portfolio turnover rate of the Madison Target Retirement 2050 Fund, a series of the Ultra Series Fund (the “USF 2050 Fund”), for its fiscal year ended December 31, 2013 was 215% . Prior to the inception date of the fund, the USF 2050 Fund was invested in the same portfolio of securities in which the fund expects to invest. Accordingly, the portfolio turnover rate of the USF 2050 Fund is relevant to what the fund expects to experience.
Principal Investment Strategies
The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison for investors planning to retire in or within a few years of 2050. Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds. The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period. Although the actual allocations may vary, the fund’s asset allocation among asset classes and underlying funds is initially expected to be approximately:
0-10%    money market funds;
0-30%     U.S. and international bond funds (including emerging market funds);
0-15%     high income funds;
60-90%    U.S. stock funds;
10-30%     international stock funds (including emerging market funds); and
0-15%    other funds.
With regard to investments in debt securities, Madison’s bias is toward securities with intermediate and short-term maturities.
On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.
The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.
Principal Risks
The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including exchange traded funds (“ETFs”). Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests. Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund. Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds. You could lose money as a result of your investment. Risks of owning the fund are as follows:
Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
Market and Financial Risk. The fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements. The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.
Interest Rate Risk. The fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.
Income Volatility, Interest Rate Risk and Credit Risk. The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk. Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities. Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk. Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.
Non-Investment Grade Security Risk. To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.
ETF Risks. The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.
Foreign Security and Emerging Market Risk. Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance. Performance results for the fund are based on the historical performance of the Class I shares of the 2050 Fund, which is managed by the same portfolio management team at Madison that will be managing the fund. The historical returns for the Class I shares of the USF 2050 Fund are similar to those expected of the Class R6 shares of the fund because prior to the inception date of the fund, the USF 2050 Fund was invested in the same portfolio of securities in which the fund expects to invest, and had a substantially similar expense ratio and substantially similar investment objective and policies as the fund. As of the inception date of the fund, the USF 2050 Fund exchanged (in kind) all of its portfolio holdings for shares of the fund and intends to invest all of its assets in shares of the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
Calendar Year Total Returns for Class R6 Shares

Best Calendar Quarter:	Q4 2011	8.75%
Worst Calendar Quarter:	Q3 2011	-12.55%

Average Annual Total Returns
For Periods Ended December 31, 201

1 Year
Class R6 Shares - Return Before Taxes	22.78%
Return After Taxes on Distributions	21.53%
Return After Taxes on Distributions & Sale of Fund Shares	13.02%
Dow Jones Global Target 2050 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	23.89%
Target 2050 Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)[1]	23.47%
1The Target Date 2050 Custom Index consisted of 19% Barclays U.S. Aggregate Bond Index, 65% Russell 3000 Index and 16% MSCI ACWI Ex-USA NR Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Portfolio Management
The investment adviser to the fund is Madison Asset Management, LLC. David Hottmann, CPA and CFA (Vice President, Portfolio Manager) and Patrick Ryan, CFA (Vice President, Portfolio Manager) co-manage the fund. Messrs. Hottmann and Ryan have served in this capacity since inception of the fund.
Purchase and Sale of Fund Shares
Class R6 Shares. Class R6 shares may be purchased through participating retirement plans, and the purchase minimums are set by the plan’s administrator or record keeper.  In addition, corporations and other institutions, such as trusts, endowments and foundations, can purchase Class R6 shares with a minimum investment of $500,000.  The minimum to add to an account is $50,000. The fund reserves the right to lower the minimum initial investment amount on a case-by-case basis if deemed to be in the interest of the fund. Class R6 shares are not available to retail non-retirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPS, SARSEPs, SIMPLE IRAs or individual 403(b) plans. Class R6 shares are also not available for purchase under circumstances where the fund’s investment adviser (and/or an affiliate thereof) is contractually required to pay, directly or indirectly, a portion of the revenues it receives from the fund to a third party pursuant to a joint venture, revenue sharing or similar agreement.
You may generally purchase, exchange or redeem shares of the fund on any day the New York Stock Exchange (NYSE) is open for business by written request (Madison Funds, P.O. Box 8390, Boston, MA 02266-8390), by telephone (1-800-877-6089), by contacting your financial professional, by wire (purchases only) or, with respect to purchases and exchanges, online at madisonfunds.com. Requests must be received in good order by the fund or its agent prior to the close of regular trading of the NYSE in order to receive that day's net asset value. Investors wishing to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the intermediary to learn how to place an order.
Tax Information
Dividends and capital gains distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred (in which case, such distributions may be taxable upon withdrawal). Distributions from the fund may be taxed as ordinary income or long-term capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund, the fund’s investment adviser and/or the fund’s principal distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Shareholder Fees: (fees paid directly from your investment)
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)

Shareholder Fees: (fees paid directly from your investment)	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.25%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.25%
Total Annual Fund Operating Expenses[1]	0.55%

2012	12.12%
2013	22.78%

Dow Jones Global Target 2050 Index (reflects no deduction for sales charges, account fees, expenses or taxes)	(reflects no deduction for sales charges, account fees, expenses or taxes)
Target 2050 Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)[1]	(reflects no deduction for sales charges, account fees, expenses or taxes)

MADISON HANSBERGER INTERNATIONAL GROWTH FUND     Fund Summary

Share Class/Ticker:	Class Y – HIGGX	Class I – HITGX
Investment Objective
The Madison Hansberger International Growth Fund seeks to provide high long-term total return.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees: (fees paid directly from your investment)	Class Y	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class Y	Class I
Management Fees	0.75%	0.75%
Distribution and/or Service (Rule 12b-1) Fees	None	None
Other Expenses[1]	0.42%	0.27%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses[2]	1.18%	1.03%
1 Includes interest expense of 0.02%.
2 The investment adviser to the fund, Madison Asset Management, LLC (“Madison”), has contractually agreed to waive and/or reimburse investment advisory and/or service fees to the extent necessary to maintain total annual fund operating expenses at or below 1.15% and 1.00% for the Class Y and Class I shares of the fund, respectively. The fee waiver agreement described above, which is in effect for a period of two years after the inception of the fund, may be terminated by the Board of Trustees of the fund at any time and for any reason; however, the Board has no intention of terminating this agreement prior to the end of its term. Not included in the fee waiver are (i) any fees and expenses relating to portfolio holdings (e.g., brokerage commissions, interest on loans, etc.);- (ii) extraordinary and non-recurring fees and expenses (e.g., costs relating to any line of credit or other leverage facility the fund maintains with its custodian or another entity for investment purposes); or (iii) acquired fund fees and expenses. Any fees waived will not be subject to later recoupment by Madison.
Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Y	$120	$375	$649	$1,432
Class I	105	328	569	1,259

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. The Hansberger International Growth Fund, a series of Hansberger International Series (the “Predecessor Fund”), was merged into the fund in the third calendar quarter of 2014 and was the accounting survivor of said merger. Accordingly, the portfolio turnover rate of the fund provided below represents the portfolio turnover rate of the Predecessor Fund during its most recent fiscal year. During this time period, the -portfolio turnover rate was 48% of the average value of the Predecessor Fund’s portfolio.
Principal Investment Strategies
The fund seeks to achieve its investment objective by investing at least 80% of total assets -in the equity securities (including common stock, preferred stock and convertible securities) of companies organized or located outside of the U.S. Even though these companies are based outside of the U.S., their securities may be traded on U.S. securities markets. The fund will invest in at least three different countries and generally expects to be invested in more than three countries, including countries considered to be emerging market countries. The fund anticipates that it will invest primarily in common stock, though the balance of its equity holdings may vary. The fund may also invest in warrants or rights to subscribe to or purchase equity securities, and sponsored or unsponsored American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts and other depositary receipts. The fund may also invest in securities issued pursuant to Rule 144A under the Securities Act of 1933, as amended. The fund expects to hold 50-75 individual securities in its portfolio at any given time.

The portfolio managers anticipate following a flexible investment policy that will allow them to select those investments believed to be best suited to achieve the fund’s investment objective over the long term. The portfolio managers use a disciplined, long-term approach to international investing, focusing primarily on identifying successful companies that have favorable anticipated long-term growth prospects. Securities are selected for the fund’s portfolio on the basis of fundamental company-by-company analysis. The buy and sell decisions are based on a decision framework which has a common set of investment decision criteria. These criteria encompass, among other factors: positive relative fundamentals, attractive valuation, relative performance and expected return. Portfolio holdings are monitored for possible sale on an ongoing basis. Although the fund invests primarily in mid-to-large cap companies, there are no limitations on the size of the companies in which the fund may invest.

The portfolio managers will also consider other factors in making portfolio investment decisions, including country and political risks, and economic and market conditions. The portfolio managers seek to broaden the scope and increase the effectiveness of this fundamental analysis by searching for successful companies in many countries around the world. This global search provides the fund with more diverse opportunities and flexibility to shift portfolio investments not only from company to company and industry to industry, but also country to country, in search of companies with favorable long-term prospects.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.
Principal Risks
The specific risks of owning the fund are set forth below. You could lose money as a result of your investment.
Market Risk. The share price of the fund reflects the value of the securities it holds. If a security’s price falls, the share price of the fund will go down (unless another security’s price rises by an offsetting amount). If the fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Equity Risk. The fund is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Growth Investment Risk. Growth investing attempts to identify companies that the portfolio managers believe will experience rapid earnings growth relative to value or other types of stocks. The value of these stocks generally is much more sensitive to current or expected earnings than stocks of other types of companies. Short-term events, such as a failure to meet industry earnings expectations, can cause dramatic decreases in the growth stock price compared to other types of stock. Growth stocks may also trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Mid Cap Risk. The fund’s investments in midsize companies may entail greater risks than investments in larger, more established companies. Midsize companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies. They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller. Some midsize companies may not have established financial histories; may have limited product lines, markets or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.

Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the fund’s portfolio, the fund is susceptible to capital gain realization. In other words, when the fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The fund’s sale of just a few positions will represent a larger percentage of the fund’s assets compared with, say, a fund that has hundreds of securities positions.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Illiquid investments also may be difficult to value.

Currency Risk. Fluctuations in the exchange rates between different currencies may negatively affect an investment. The fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the fund to incur losses that would not have been incurred had the risk been hedged. The portfolio managers generally do not intend to hedge against the fund’s currency exposure.

Foreign Security and Emerging Market Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
The performance data presented below for all periods prior to the date hereof represents the performance of the Predecessor Fund. Class I performance data represents Institutional Class performance data for the Predecessor Fund, and Class Y performance data represents Advisor Class performance data for the Predecessor Fund.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	Q2 2009	31.66%
Worst Calendar Quarter:	Q4 2008	-27.14%

Average Annual Total Returns ¹
For Periods Ended December 31, 2013

	1 Year	5 Years	10 Years
Class I Shares - Return Before Taxes	17.46%	13.81%	6.46%
Return After Taxes on Distributions	17.28%	13.76%	6.06%
Return After Taxes on Distributions & Sale of Fund Shares	10.35%	11.35%	5.39%
Class Y Shares - Return Before Taxes	17.26%	13.60%	6.27%¹
MSCI ACWI ex USA Index (reflects no deduction for sales charges, account fees, expenses or taxes)	15.78%	13.32%	8.04%
1Prior to the inception of Class Y shares (9/13/05), performance is that of Class I shares, restated to reflect the higher net expenses of Class Y shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class Y shares. After-tax returns for Class Y shares will vary.
Portfolio Management
The investment adviser to the fund is Madison Asset Management, LLC (“Madison”). Madison has delegated the day-to-day responsibility of managing the fund to Hansberger Growth Investors, L.P. (“Hansberger”). Hansberger manages the fund using an investment team structure. The members of the investment team are Thomas R.H. Tibbles, CFA (Chief Executive Officer & Chief Investment Officer), Barry A Lockhart, CFA (Deputy Managing Director, Senior VP –Research), and Patrick Tan (Senior VP – Research). Messrs. Tibbles, Lockhart and Tan have co-managed the fund since inception of the Predecessor Fund in June 2003.
Purchase and Sale of Fund Shares
Class Y Shares. The minimum initial investment for Class Y shares purchased directly from the fund is $25,000 for non-retirement accounts and retirement accounts, with a minimum subsequent investment of $1,000; provided that these minimums may be waived in certain situations.
The minimum initial investment for Class Y shares is $1,000 for non-retirement accounts and $500 for retirement accounts, with a minimum subsequent investment of $50, for purchases made by:

•	Dealers and financial intermediates that have entered into arrangements with the fund’s distributor to accept orders on behalf of their clients.

•	The fund-of-funds and managed account programs managed by Madison.

•	Investment advisory clients of Madison and its affiliates.

•	Members of the Board of Trustees of Madison Funds and any other board of trustees affiliated with Madison.

•	Individuals and their immediate family members who are employees, directors or officers of the adviser, any subadviser, or any service provider of Madison Funds.

•	Any investor who owned Class Y shares of any Madison Mosaic Fund as of April 19, 2013.

•	Any investor who owned Advisor class shares of the Hansberger International Growth Fund as of July 31, 2014.
The fund reserves the right to accept purchase amounts below the stated minimums for accounts that are funded with pre-tax or salary reduction contributions which include SEPs, 401(k) plans, non-qualified deferred compensation plans, and other pension and profit sharing plans, as well as for investment for accounts opened through institutional relationships like managed account programs and orders placed in omnibus accounts.
Class I Shares. The minimum initial investment for Class I shares is $1,000,000, with a subsequent minimum investment of $100,000; provided that these minimums may be waived in certain situations.

You may generally purchase, exchange or redeem shares of the fund on any day the New York Stock Exchange (NYSE) is open for business by written request (Madison Funds, P.O. Box 8390, Boston, MA 02266-8390), by telephone (1-800-877-6089), by contacting your financial professional, by wire (purchases only) or, with respect to purchases and exchanges, online at madisonfunds.com. Requests must be received in good order by the fund or its agent prior to the close of regular trading of the NYSE in order to receive that day's net asset value. Investors wishing to purchase or redeem shares through a broker-dealer or other financial intermediary should contact the intermediary to learn how to place an order.
Tax Information
Dividends and capital gains distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-exempt or tax-deferred (in which case, such distributions may be taxable upon withdrawal). Distributions from the fund may be taxed as ordinary income or long-term capital gains.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund, the fund’s investment adviser and/or the fund’s principal distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Shareholder Fees: (fees paid directly from your investment)
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)

Shareholder Fees: (fees paid directly from your investment)	Class Y	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class Y	Class I
Management Fees	0.75%	0.75%
Distribution and/or Service (Rule 12b-1) Fees	None	None
Other Expenses[1]	0.42%	0.27%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses[2]	1.18%	1.03%

2004	14.06%
2005	17.09%
2006	23.27%
2007	19.15%
2008	(50.10)%
2009	52.20%
2010	8.63%
2011	(17.61)%
2012	19.37%
2013	17.46%

MSCI ACWI ex USA Index (reflects no deduction for sales charges, account fees, expenses or taxes)	(reflects no deduction for sales charges, account fees, expenses or taxes)

ADDITIONAL RISKS

Investing in the funds involves risk. In addition to the other risks described in this prospectus, you should understand what we refer to as “unknown market risks.” While investments in stocks and bonds have been keystones in wealth building and management for a hundred years, at times these investments have produced surprises for even the savviest investors. Those who enjoyed growth and income of their investments were rewarded for the risks they took by investing in the markets. When the rare calamity strikes, the word “security” itself seems a misnomer. Although we seek to appropriately address and manage the risks we have identified in this prospectus, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware and, therefore, have not identified in this prospectus. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something you must consider in connection with your investment in the funds. Unforeseen events have the potential to upset the best laid plans, and could, under certain circumstances, produce a material loss of the value of some or all of the funds.

YOUR ACCOUNT

The following pages describe the differences between the funds’ share classes offered through this prospectus, and explain how you can invest with Madison Funds® (“Madison Funds” or the “Trust”). Note: most of the information on how to open an account and how to purchase, exchange, or sell shares will not be relevant to you if you invest in the funds through a brokerage account or retirement plan recordkeeper. If you have such an account, simply contact your financial advisor and they will be able to assist you with all your transaction needs. Regardless of the type of account, the first step to investing with Madison Funds is to carefully read this entire prospectus. The funds may only be sold in states where they are notice filed or registered. Some funds and share classes appearing in this prospectus may not be available for purchase in all jurisdictions.

Share Class Availability and Investment Minimums
The Trust offers three classes of shares through this prospectus: Class Y, Class R6 and Class I. Not all share classes are offered by all funds. Each share class offered within a fund represents investments in the same portfolio of securities, but each class has its own expense structure, which allows you to choose the one that best meets your needs. For a description of the expenses imposed on each class, please see the “Fund Summaries - Fees and Expenses” section for the fund in which you are interested. The various share classes and investment minimums are described in more detail below.
When deciding which share class is best for you, carefully consider:

•	how long you plan to own the fund shares;

•	how much you intend to invest; and

•	the total expenses you’ll pay for each class.

Each individual’s investment needs are different. You should speak with your financial advisor to review your investment objectives, which will help you decide which share class is right for you.
Class Y Shares. Class Y shares do not impose a front-end sales charge, any Rule 12b-1 distribution or service fees, or a contingent deferred sales charge. Class Y shares are generally purchased through fee-based programs or investment dealers that have special arrangements with the fund’s distributor, through certain registered investment advisors and through other intermediaries approved by the fund.
Class Y shares are available for purchase directly from the funds with a minimum initial investment of $25,000 for all account types, and a minimum subsequent investment of $1,000, provided that these minimums may be waived in certain situations. Class Y shares are also available for purchase by the following investors at a reduced minimum initial investment of $1,000 for non-retirement accounts and $500 for retirement accounts, with a minimum subsequent investment of $50:

•	Dealers and financial intermediates that have entered into arrangements with the funds’ distributor to accept orders on behalf of their clients.

•	The fund-of-funds and managed account programs managed by Madison.

•	Investment advisory clients of Madison and its affiliates.

•	Members of the Board of Trustees of Madison Funds and any other board of trustees affiliated with Madison.

•	Individuals and their immediate family members who are employees, directors or officers of the adviser, any subadviser, or any service provider of Madison Funds.

•	Any investor who owned Class Y shares of any Madison Mosaic Fund as of April 19, 2013.

•	Any investor who owned Advisor class shares of the Hansberger International Growth Fund as of July 31, 2014.
The funds reserve the right to accept purchase amounts for Class Y shares below the stated minimums for accounts that are funded with pre-tax or salary reduction contributions which include SEPs, 401(k) plans, non-qualified deferred compensation plans, and other pension and profit sharing plans, as well as for investment for accounts opened through institutional relationships like managed account programs and orders placed in omnibus accounts.
Class R6 Shares. Class R6 shares do not impose a front-end sales charge, any Rule 12b-1 distribution or service fees, or a contingent deferred sales charge. Class R6 shares may be purchased through participating retirement plans, such as 401(k) plans, 457 plans, 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and other qualified retirement plans, and nonqualified deferred compensation plans. Purchase minimums for any such retirement plan investors are set by the plan’s administrator or record keeper.
Class R6 shares are also available for purchase by corporations and other institutions, such as trusts, endowments and foundations, with a minimum initial investment of $500,000 and a minimum subsequent investment of $50,000. The funds reserve the right to lower the minimum initial investment amount on a case-by-case basis if deemed to be in the interest of the funds.
Class R6 shares are not available to retail non-retirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPS, SARSEPs, SIMPLE IRAs or individual 403(b) plans. Class R6 shares are also not available for purchase under circumstances where the funds’ investment adviser (and/or an affiliate thereof) is contractually required to pay, directly or indirectly, a portion of the revenues it receives from the fund(s) to a third party pursuant to a joint venture, revenue sharing or similar agreement.
Class I Shares. Class I shares do not impose a front-end sales charge, any Rule 12b-1 distribution or service fees, or a contingent deferred sales charge. Class I shares, which incur lower total annual fund operating expenses than other share classes offered by the funds in this prospectus, may be purchased by institutions and individual investors with a minimum initial investment of $1,000,000 and a minimum subsequent investment of $100,000. The funds reserve the right to lower these minimums on a case-by-case basis if deemed to be in the interest of the funds.

Each individual’s investment needs are different. You should speak with your financial advisor to review your investment objectives, which will help you decide which share class is right for you.

How to Contact Us
You can reach a Madison Funds shareholder services representative by calling 1-800-877-6089 weekdays, 8:00 a.m. to 7:00 p.m., Central Time. Mail all general inquiries, new account applications and transaction requests as follows:

Regular Mail:	Express, Certified or Registered Mail:
Madison Funds P. O. Box 8390 Boston, MA 02266-8390	Madison Funds c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809

Opening an Account

1.	Carefully read this prospectus.

2.	Determine how much you want to invest.

3.
Carefully complete the appropriate parts of the account application, including the account privileges section of the application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional form if you want to add privileges later. If you have questions, please contact your financial advisor or the Trust.

When opening a new account, the funds are required by law to obtain certain personal information from you to verify your identity, including name, address, date of birth, and other information that will allow us to identify you. If you do not provide the information, the funds’ transfer agent, on behalf of the funds, may not be able to open your account. If the transfer agent is unable to verify your identity, the funds reserve the right to close your account or take such other action deemed reasonable or required by law.

Purchasing Shares
The following explains how to purchase shares by check, wire, phone, exchange or Internet. You may purchase shares at any time by complying with the minimum investment requirements described in “FUND SUMMARIES—Purchase and Sale of Fund Shares.” Upon request, your shares will be purchased at the next net asset value (“NAV”) calculated after your order is accepted in good order by the fund. “Good order” means that the request includes the information described in the table below.

OPENING AN ACCOUNT	ADDING TO AN ACCOUNT
BY CHECK
Make out a check for the investment, payable to Madison Funds.	Make out a check for the investment amount, payable to Madison Funds.
Deliver the check and your completed application to your financial advisor or mail to Madison Funds.
Complete the detachable investment slip from your account statement. If no slip is available, send a letter specifying the fund name, share class, your account number, the name in which the account is registered, and the amount of your investment to be sent by check. Mail to Madison Funds.

A charge of $30 will be assessed for each returned check occurrence.
BY WIRE
Deliver your completed application to your financial advisor or mail to Madison Funds.	Call Madison Funds at 1-800-877-6089. Provide the fund name, share class, your account number, the name in which the account is registered, and the amount of your investment to be sent by wire.
Obtain your account number by calling your financial advisor or Madison Funds at 1-800-877-6089.

Instruct your financial institution to wire the amount of your investment to State Street Bank & Trust Company, as indicated.

Instruct your financial institution to wire the amount of your investment to State Street Bank & Trust Company:
ABA#: 0110-0002-8
FBO: Madison Funds
DDA#: 9905-510-5 FBO: (Shareholder name/account number)

BY PHONE
Not currently available.
Call Madison Funds at 1-800-877-6089 to verify that these features are in place on your account. You are automatically eligible to purchase shares by phone, upon set-up of ACH electronic funds transfer, unless you indicate otherwise in the account options section of your application.

To place your purchase order, call Madison Funds between 8:00 a.m. and 7:00 p.m., Central Time, or use our automated touchtone services 24-hours a day.
BY EXCHANGE (Available for most accounts and amounts that meet fund minimums.)
Make sure that you have a current prospectus for the Madison Funds, which can be obtained by calling your financial advisor or Madison Funds at 1-800-877-6089.	Make sure that you have a current prospectus for the Madison Funds, which can be obtained by calling your financial advisor or Madison Funds at 1-800-877-6089.
Call your financial advisor, Madison Funds at 1-800-877-6089, or use the Internet at www.madisonfunds.com to request an exchange. You can only open up a new fund position in an existing account by exchange.
Call your financial advisor, Madison Funds at 1-800-877-6089, or use the Internet at www.madisonfunds.com to request an exchange.

BY INTERNET (Access 24 hours a day at www.madisonfunds.com.)
You cannot open a new account on the Internet.
Call Madison Funds at 1-800-877-6089 to verify that these features are in place on your account. You are automatically eligible to purchase shares by Internet, upon set-up of ACH electronic funds transfer, unless you indicate otherwise in the account options section of your application. Alternatively, you may check your profile on the Internet. The feature button will be activated if you are eligible to purchase shares.

Purchase orders received in good order by the fund after the close of regular trading on the New York Stock Exchange
(usually 3:00 p.m., Central Time; 4:00 p.m., Eastern Time), will be processed using the next day’s NAV.

Purchasing by Exchange
Within an account, you may exchange shares of one fund for shares of the same class of another fund subject to the minimum investment requirements of the fund purchased.
Except as may be approved by the Chief Compliance Officer of the funds, only five (5) exchanges are allowed per fund in a calendar year. If you establish a systematic exchange or automatic account rebalancing program (see the “Your Account -Additional Investor Services” section), those exchanges are not included in the exchange limit or redemption fee policies. The funds reserve the right to require that previously exchanged shares (and reinvested dividends) be in a fund for 90 days before an investor is permitted a new exchange. A fund may change its exchange policy at any time upon 60 days’ notice to its shareholders.

It is important to note that additional restrictions may apply if you invest through a financial intermediary. The Trust will work with financial intermediaries, such as broker/dealers, investment advisers and record keepers, to apply the funds’ exchange limit guidelines, but in some instances, the fund is limited in its ability to monitor the trade activity or enforce the funds’ exchange limit guidelines in such accounts. In addition, a different exchange limit may apply for accounts held by certain institutional retirement plans to conform to plan exchange limits.
Selling Shares
The following explains how to sell your shares by letter, phone, exchange or Internet. You may sell shares at any time. Upon request, your shares will be sold at the next NAV calculated after your order is received in good order by the fund. “Good order” means that the request includes the fund and account number, amount of transaction, signatures of the owners as noted below and a “medallion guarantee” if required.
In certain circumstances, to protect you and the funds, you will need to make your request to sell shares in writing, which may require sending additional documents. In addition, you will need to obtain a medallion guarantee if the redemption is:

•	over $75,000;

•	made payable to someone other than the registered shareholder(s); or

•	mailed to an address other than the address of record, or an address that has been changed within the last 30 days.
You can generally obtain a medallion guarantee from a financial institution, a broker or securities dealer, or a securities exchange or clearing agency. A notary public CANNOT provide a medallion guarantee. The Trust reserves the right to require a medallion guarantee on any redemption.

SELLING SHARES
BY LETTER (Available for accounts of any type and sales of any amount.)
Write a letter of instruction indicating your account number, fund name, the name in which the account is registered and the dollar value or number of shares you wish to sell. Mail your letter, and any other required materials, to Madison Funds. A check will be mailed to the name and address in which the account is registered.

If you are:	A written letter of instruction to sell shares must include:
An owner of an individual, joint, sole proprietorship, UGMA/UTMA (custodial accounts for minors) or general partner account	• The signatures and titles of all persons authorized to sign for the account, exactly as the account is registered. • Medallion guarantee if applicable.

An owner of a corporate or association account	• The signature of the person(s) authorized to sign for the account. • Medallion guarantee required.

An owner or trustee of a trust account	• The signature(s) of the trustee(s). • Medallion guarantee required.

A joint tenancy shareholder whose co-tenant is deceased	• The signature of the surviving tenant. • Tax waiver (if applicable in your state). • Medallion guarantee required.

An executor of a shareholder’s estate	• The signature of the executor. • Tax waiver (if applicable in your state). • Medallion guarantee required.
For other account types not listed above, please call Madison Funds at 1-800-877-6089 for instructions.

BY PHONE (Available for most accounts and sales of up to $75,000 per day.)
To place your redemption order, call Madison Funds between 8:00 a.m. and 7:00 p.m., Central Time, or use our automated touchtone services 24-hours a day. Redemption requests may be placed on all business days (excluding market holidays). Checks are generally mailed the next business day after the redemption request is effective.

Redemption proceeds can be sent by electronic funds transfer (“EFT”) provided that you have pre-authorized banking information on file with Madison Funds. Redemption proceeds from EFT transactions are generally available by the second business day. The Trust does not charge for EFT; however, your financial institution may charge a fee for this service.

Amounts of $1,000 or more can be wired on the next business day, provided that you have pre-authorized the wiring of funds and the needed information is on file with Madison Funds. A $15 fee will be deducted from your account to send the wire; your financial institution may charge an additional fee to accept the wired funds.

BY EXCHANGE (Available for most accounts and amounts that meet fund minimums.)
Make sure that you have a current prospectus for the Madison Funds, which can be obtained by calling your financial advisor or Madison Funds at 1-800-877-6089. Call your financial advisor, Madison Funds, or use the Internet at www.madisonfunds.com to execute the exchange.

BY INTERNET
You cannot redeem your shares on the Internet.
Redemption requests received in good order by the fund after the close of regular trading on the New York Stock Exchange
(usually 3:00 p.m., Central Time; 4:00 p.m., Eastern Time), will be processed using the next day’s NAV.

General Policies
Limitation on Purchases. If you purchase shares by check and your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred. A charge of $30 will be assessed for each returned check occurrence. We do not accept third-party checks, starter checks, credit cards, credit card checks, or cash to purchase shares. All purchase payments must be denominated in U.S. dollars and drawn on or from U.S. financial institutions.
Pricing of Fund Shares. The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 3:00 p.m., Central Time) by dividing the net assets of each fund and class by the number of shares outstanding of that fund and class. Transaction requests received after the close of regular trading on the New York Stock Exchange (usually 3:00 p.m., Central Time), will be processed using the next day’s NAV. The NAV per share for each fund and class is not determined on days the New York Stock Exchange is closed for trading. The New York Stock Exchange is closed on New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
A fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. Because the assets of the Target Retirement 2020, Target Retirement 2030, Target Retirement 2040 and Target Retirement 2050 Funds (collectively referred to as the “Target Date Funds”) consist primarily of shares of the underlying funds, the NAV of each Target Date Fund is determined based on the NAVs of the underlying funds. To the extent the Target Date Funds invest in ETFs, their investments in ETFs are valued at the closing market quotations for the ETF’s shares.
Because each Target Date Fund will only invest in underlying funds, government securities and short-term paper, it is not anticipated that Madison will need to “fair” value any of the investments of the Target Date Funds. However, an underlying fund may need to “fair” value one or more of its investments, which may, in turn, require a Target Date Fund to do the same because of delays in obtaining the underlying fund’s NAV. The following fair valuation policy is followed by Madison with respect to the funds that it advises. It is anticipated that unaffiliated underlying funds will have a fair valuation policy that is similar and such policy will be described in the prospectus of the underlying fund, including an explanation of the circumstances under which fair value pricing will be used and the effects of using fair value pricing.
If quotations are not readily available for a security or other portfolio investment, or if it is believed that a quotation or other market price for a security or other portfolio investment does not represent its fair value, Madison may value the security or investment using procedures approved by the Board of Trustees of the Trust that are designed to establish its “fair” value. The fair valuation procedures may be used to value any investment of any fund in the appropriate circumstances. Securities and other investments valued at their “fair” value entail significantly greater valuation risk than do securities and other investments valued at an established market value.
Madison relies on its fair value procedures most often in connection with foreign securities whose principal trading market(s) is outside the U.S. and/or are denominated in a foreign currency. From time to time, events occur that affect the issuers of such foreign securities or the securities themselves, or information about the issuer or securities becomes available, after the close of trading in the securities but before the close of regular trading on the New York Stock Exchange (usually 3:00 p.m., Central Time). In these situations, the fair value of the foreign security may be something other than the last available quotation or other market price. With regard to such foreign securities, the fair valuation procedures include consultation with an independent “fair value” pricing service. Nonetheless, Madison separately evaluates each such foreign security and may, in conformity with the fair valuation procedures, establish a different fair value than that reached by the independent pricing service or other financial institutions or investment managers.

Determining the fair value of securities involves consideration of objective factors as well as the application of subjective judgments about their issuers and the markets in which they are traded. A number of methodologies are available for determining the value of securities for which there is no clear market value or for which after-market events make prior market values unreliable. The value established by Madison under the fair valuation procedures for any security or other investment (or underlying fund) may vary from the last quoted sale price or market close price, or from the value given to the same security or investment by: (1) an independent pricing service; (2) other financial institutions or investment managers; or (3) Madison, had it used a different methodology to value the security. The Trust cannot assure that a security or other portfolio investment can be sold at the fair value assigned to it at any time.
To the extent the funds hold portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the funds do not price their shares, the NAV of such funds’ shares may change on days when shareholders will not be able to purchase or redeem the funds’ shares.
Buy and Sell Prices. When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge and/or redemption fee. Purchase orders and redemption and exchange requests will be executed at the price next determined after the order or request is received in good order by the Trust, as described in “Your Account - Purchasing Shares” and “Your Account - Selling Shares.”
Disclosure of Portfolio Information. Portfolio holdings information is available on the funds’ website at www.madisonfunds.com. In addition, a complete description of the funds’ policies and procedures with respect to the disclosure of portfolio holdings is available in the SAI. Please see the back cover of this prospectus for information about the SAI.
Execution of Requests. Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received in good order by the Trust. In unusual circumstances, a fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities law.
Sales in Advance of Purchase Payments. When you place a request to sell shares for which the purchase payment has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to seven business days after the purchase.
Frequent Purchases and Redemptions of Fund Shares. The Trust discourages investors from using the funds to frequently trade or otherwise attempt to “time” the market. As a result, the funds reserve the right to reject a purchase or exchange request for any reason.
Market Timing. It is the policy of the Madison Funds to block shareholders or potential shareholders from engaging in harmful trading behavior, as described below, in any Madison Fund. To accomplish this, the funds reserve the right to reject a purchase or exchange request for any reason, without notice. This policy does not affect a shareholder’s right to redeem an account. In addition, the funds have written agreements in place with intermediaries who hold fund shares on behalf of others (e.g., brokers, banks and plan administrators) which give the funds the authority to identify third parties who invest in the funds through such intermediaries so that the funds can prevent them from engaging in harmful frequent trading and market-timing activity as described below.
Identifiable Harmful Frequent Trading and Market-Timing Activity. The Trust defines harmful trading activity as that activity having a negative effect on portfolio management or fund expenses. For example, a fund subject to frequent trading or “market-timing” must maintain a large cash balance in order to permit the frequent purchases and redemptions caused by market-timing activity. Cash balances must be over and above the “normal” cash requirements the fund keeps to handle redemption requests from long-term shareholders, to buy and sell portfolio securities, etc. By forcing a fund’s portfolio manager to keep greater cash balances to accommodate market timing, the fund may be unable to invest its assets in accordance with the fund’s investment objectives. Alternatively, harmful trading activity may require frequent purchase and sale of portfolio securities to satisfy cash requirements. To the extent market-timing activity of this sort requires the affected fund to continually purchase and sell securities, the fund’s transaction costs will increase in the form of brokerage commissions and custody fees. Finally, frequent trading activity results in a greater burden on the affected fund’s transfer agent, increasing transfer agent expenses and, if not actually raising fund expenses, at least preventing them from being lowered.
For all of the above reasons, the funds monitor cash flows and transfer agent activity in order to identify harmful activity. Furthermore, when approached by firms or individuals who request access for market timing activities, the funds decline such requests; when trades are attempted without such courtesy, the funds make every effort to block them and prohibit any future investments from the source of such trades. The funds do not define market-timing by the frequency or amount of trades during any particular time period. Rather, the funds seek to prevent market-timing of any type that harms the funds in the manner described above.
The funds do not currently impose additional fees on market timing activity although the right to do so is reserved upon notice to shareholders in the future. The funds do not specifically define the frequency of trading that will be considered “market timing” because the goal is to prevent any harm to long-term investors that is caused by any out-of-the-ordinary trading or account activity. As a result, when the funds identify any shareholder activity that causes or is expected to cause the negative results described above, the funds will block the shareholder from making future investments. As a practical matter, the Trust’s generally applicable restriction on exchanges per fund to five per year, as described in the “Purchasing By Exchange” section above, limits the occurrence of frequent trading and market-timing activity.
The funds use their discretion to determine whether transaction activity is harmful based on the criteria described above. Except as described below, the funds do not distinguish between shareholders that invest directly with a fund or shareholders that invest with the Trust through a broker (either directly or through an intermediary account), an investment adviser or other third party as long as the account is engaging in harmful activity as described above.

Other Risks Associated with Market Timing. Moving money in and out of funds on short notice is a strategy employed by certain investors who hope to reap profits from short-term market fluctuation. This is not illegal, but is discouraged by many funds since it can complicate fund management and, if successfully employed, have a negative impact on performance. In particular, a successful “market-timer” could, over time, dilute the value of fund shares held by long-term investors by essentially “siphoning off” cash by frequently buying fund shares at an NAV lower than the NAV at which the same shares are redeemed. The funds will block ALL identifiable harmful frequent trading and market-timing activity described above regardless of whether the market-timer is successful or unsuccessful. In any event, investors in any of the Madison Funds (other than the Cash Reserves Fund) should be aware that dilution caused by successful market timing by some shareholders is a risk borne by the remaining shareholders.
Exceptions or Other Arrangements. It is possible that a fund will not detect certain frequent trading or market timing activity in small amounts that, because of the relatively small size of such activity, is subsumed by the normal day-to-day cash flow of the fund (see the section above entitled “Other Risks Associated with Market Timing”). However, the funds believe their procedures are adequate to identify any market timing activity having the harmful effects identified in the section entitled “Identifiable Harmful Frequent Trading and Market-Timing Activity” regardless of the nature of the shareholder or method of investment in the Trust.
Delegation to Certain Intermediaries. The Trust may rely on the short-term trading policies enforced by financial intermediaries if, in the discretion of the Trust’s Chief Compliance Officer, such policies are designed to prevent the harm that these policies are designed to address. Intermediary policies relied upon in this manner must be adequately identified in written agreements enforceable by the Trust or its distributor on behalf of the funds.
Because the funds discourage market timing in general, Madison Funds does not currently, nor does it intend to, have any arrangements or agreements, formal or informal, to permit any shareholders or potential shareholders to directly or indirectly engage in any type of market-timing activities, harmful or otherwise.
Although the funds believe reasonable efforts are made to block shareholders that engage in or attempt to engage in harmful trading activities, the funds cannot guarantee that such efforts will successfully identify and block every shareholder that does or attempts to do this.
Telephone Transactions. For your protection, telephone requests are recorded in order to verify their accuracy. In addition, the Trust will take measures to verify the caller’s identity, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. The Trust is not responsible for any losses that may occur due to unauthorized telephone calls. Also for your protection, redemption transactions are not permitted via telephone on accounts for which names or addresses have been changed within the past 30 days unless the account has been pre-authorized for EFT or wire redemption privileges to a financial institution account.
Internet Transactions. For your protection, you will need your Social Security and account number to establish access to your account on the Internet. You will be asked to assign a unique password and you will need to use that password on all future visits to verify your identity. Buy and sell prices and valuation of shares procedures are consistent with the policies noted above. The Trust is not responsible for any losses that may occur due to unauthorized access.
Householding. To reduce shareholder service expenses, the Trust intends to send only one copy of its reports per household regardless of the number of investors at the household or the number of accounts held. However, any investor may obtain additional reports upon request to Madison Funds.
Account Statements. In general, you will receive account statements every quarter, as well as after every transaction (except for any dividend reinvestment or systematic transactions) that affects your account balance and after any changes of name or address of the registered owner(s). Every year you should also receive, if applicable, a Form 1099 tax information statement, which will be mailed to you by January 31.
Research and Other fees. Shareholders who need investment records for years prior to the past calendar year may be charged a research fee of $5 per request (with a maximum fee of $25 per request). The funds reserve the right to impose additional charges, upon 30 days written notice, to cover the costs of unusual transactions. Services for which charges could be imposed include, but are not limited to, processing items sent for special collection, international wire transfers, research and processes for retrieval of documents or copies of documents.
Small Accounts. Due to the high fixed cost of maintaining mutual fund accounts, the Trust reserves the right to close any non-retirement accounts (excluding accounts set up with a systematic investment program) that have balances below $1,000. We will mail you a notice asking you to bring the account value up to $1,000 or initiate a systematic investment program. If you do not bring the account value up to $1,000 or initiate a systematic investment program within 60 days, the Trust may sell your shares and mail the proceeds to you at your address of record.
Special Redemptions. Although no fund would normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities held by the fund as prescribed by the Board of Trustees. However, the Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, as amended. Under that rule, each fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the fund’s NAV at the beginning of such period.

Additional Investor Services
Depending on which share class you purchase, you may eligible to establish one or more of the additional account options described below. The minimums vary by share class.
Systematic Investment Program. You may set up regular investments from your financial institution account to the fund of your choice. You determine the frequency (no less than quarterly), day of the month, amount of your investments, and you may terminate the program at any time. Minimum investments per fund are $1,000 per month in Class Y shares (unless you qualify for a reduced investment minimum as described under the

Share Class Availability and Investment Minimums section of this prospectus), $50,000 per month for Class R6 shares and $100,000 per month for Class I shares. To take advantage of the systematic investment program, complete the appropriate sections of the new account application or, for an existing account, the account maintenance form.
Payroll Deduction/Direct Deposit Program. If your employer supports a payroll deduction program, you may set up regular investments from your payroll to the fund of your choice. You determine the frequency (no less than quarterly), day of the month, amount of your investments, and you may terminate the program at any time. Minimum investments per fund are $1,000 per month for Class Y shares (unless you qualify for a reduced investment minimum as described under the Share Class Availability and Investment Minimums section of this prospectus). To take advantage of the payroll deduction program, complete the Madison Funds’ Payroll Deduction/Direct Deposit Form. A new account application must accompany the form if you are opening a new account. This program is not available for direct purchases of Class R6 or Class I shares.
Systematic Withdrawal Program. If your account balance is at least $25,000 for Class Y shares, $500,000 for Class R6 shares, and $1,000,000 for Class I shares, you may make systematic withdrawals from your account. You determine the frequency (no less than monthly), day of the month, amount of your withdrawals, and you may terminate the program at any time. Each systematic withdrawal must be at least $50 per month per fund for all share classes. All payees must be on the same payment schedule. To take advantage of the systematic withdrawal program, complete the appropriate sections of the new account application or, for an existing account, the account maintenance form.
Systematic Exchange Program. If your account balance is at least $25,000 for Class Y shares, $500,000 for Class R6 shares, and $1,000,000 for Class I shares, you may exchange your shares for the same class of shares of another fund under the systematic exchange program. You determine the frequency (no less than monthly), day of the month, amount of your exchanges, and you may terminate the program at any time. Each systematic exchange must be at least $1,000 per month for Class Y shares (unless you qualify for a reduced investment minimum as described under the Share Class Availability and Investment Minimums section of this prospectus); $50,000 per month for Class R6 shares and $100,000 per month for Class I shares. To take advantage of the systematic exchange program, complete the appropriate sections of the new account application or, for an existing account, the account maintenance form.
Retirement Plans. Shares of the Trust may be used to fund a variety of retirement plans, including IRAs, SEPs, 401(k) plans, 457 non-qualified deferred compensation plans, and other pension and profit sharing plans (availability may vary in Puerto Rico). Using these plans, you may open an account with either a minimum initial investment or by establishing a systematic investment program. To find out more, call Madison Funds at 1-800-877-6089.
Distributions and Taxes
Schedule of Distributions. The funds generally distribute most or all of their net investment income and capital gains. Capital gain distributions, if any, are typically made in December. Income distributions, if any, are made as follows:

•	Declared annually and paid annually: Target Date Funds and International Growth Fund.
Distribution Reinvestments. Many investors have their distribution payments reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your distribution payments will be reinvested on the payment date. Alternatively, you can choose to have a check for your distribution payments mailed to you. However, if, for any reason, the check is not deliverable, your distribution payments will be reinvested and no interest will be paid on amounts represented by the check.
Taxability of Distributions. All distributions that you receive from a fund are generally taxable, whether reinvested or received in cash. Distributions from a fund’s net investment company taxable income (which includes dividends, interest, net short-term capital gains, and net gains from foreign currency transactions), if any, generally are taxable as ordinary income, unless such distributions are attributable to “qualified dividend” income eligible for the reduced rate of tax on long-term capital gains or unless you are exempt from taxation or entitled to a tax deferral. Distributions paid by each fund from net capital gains (the excess of net long-term capital gains over short-term capital losses) are taxable as long-term capital gains whether reinvested or received in cash and regardless of the length of time you have owned your shares. Currently, the maximum rate applicable to long-term capital gains, and thus to qualified dividend income, is set at 15% for most investors, but it is set at 20% for certain high-income investors. Each fund will inform its shareholders of the portion of its dividends (if any) that constitute qualified dividend income.
Generally, “qualified dividend” income includes dividends received during the taxable year from certain domestic corporations and qualified foreign corporations. The portion of a distribution that the fund pays that is attributable to qualified dividend income received by the fund will qualify for such treatment in the hands of the noncorporate shareholders of the fund. If a fund has income of which more than 95% was qualified dividends, all of the fund’s dividends will be eligible for the lower rates on qualified dividends. Certain holding period requirements applicable to both the fund and the shareholder also must be satisfied to obtain qualified dividend treatment.
When a fund makes a distribution, the fund’s NAV decreases by the amount of the payment. If you purchase shares shortly before a distribution, you will, nonetheless, be subject to income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same.
Fund distributions from the Target Date Funds are expected to consist of a combination of net investment company taxable income and net capital gains, while fund distributions from the International Growth Fund are expected to be primarily distributions of net capital gains.
Taxability of Transactions. Your redemption of fund shares may result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares. An exchange of fund shares for shares in any other fund of the Trust generally will have similar tax consequences.

Withholding. If you do not furnish the Trust with your correct Social Security Number or Taxpayer Identification Number and/or the Trust receives notification from the Internal Revenue Service requiring back-up withholding, the Trust is required by federal law to withhold federal income tax from your distributions and redemption proceeds, currently at a rate of 28% for U.S. residents.
This section is not intended to be a full discussion of tax laws and the effect of such laws on you. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser. Please see the SAI for more information about taxes.

INVESTMENT ADVISER

General
The funds’ investment adviser is Madison Asset Management, LLC (“Madison”), a subsidiary of Madison Investment Holdings, Inc. (“MIH”), both located at 550 Science Drive, Madison, Wisconsin 53711. As of December 31, 2013, MIH, which was founded in 1974, and its affiliate organizations, including Madison, managed approximately $15 billion in assets, including open-end mutual funds, closed-end funds, separately managed accounts and wrap accounts. Madison is responsible for the day-to-day administration of the funds’ activities. Investment decisions regarding each of the funds can be influenced in various manners by a number of individuals. Generally, all management decisions are the ultimate responsibility of Madison’s Investment Strategy Committee. This committee is comprised of senior officers and managers of Madison.
Investment Advisory Agreement
As payment for its services as the investment adviser, Madison receives an investment advisory (or management) fee based upon the average daily net assets of each fund, which is computed and accrued daily and paid monthly, at the following annual rates (the same rate applies to all share classes of each fund):

Fund	Advisory Fee
Target Retirement 2020	0.25%[1]
Target Retirement 2030	0.25%[1]
Target Retirement 2040	0.25%[1]
Target Retirement 2050	0.25%[1]
International Growth	0.75%[2]
1Madison has contractually agreed, for a period of one year after inception of the fund, to waive and/or reimburse investment advisory and/or service fees to the extent necessary to limit the fund’s total operating expenses on an annual basis to 0.65% of net assets. In applying this waiver, Madison must utilize good faith estimates of the expenses of the underlying funds. The fee waiver agreement described above may be terminated by the Board of Trustees of the fund at any time and for any reason; however, the Board has no intention of terminating this agreement in the next year. Not included in the fee waiver are (i) any fees and expenses relating to portfolio holdings (e.g., brokerage commissions, interest on loans, etc.); or (ii) extraordinary and non-recurring fees and expenses (e.g., costs relating to any line of credit the fund maintains with its custodian or another entity for investment purposes). Any fees waived will not be subject to later recoupment by Madison.
2 Madison has contractually agreed to waive and/or reimburse investment advisory and/or service fees to the extent necessary to maintain total annual fund operating expenses at or below 1.15% and 1.00% for the Class Y and Class I shares of the fund, respectively. The fee waiver agreement described above, which is in effect for a period of two years after inception of the fund, may be terminated by the Board of Trustees of the fund at any time and for any reason; however, the Board has no intention of terminating this agreement prior to the end of its term. Not included in the fee waiver are (i) any fees and expenses relating to portfolio holdings (e.g., brokerage commissions, interest on loans, etc.); -(ii) extraordinary and non-recurring fees and expenses (e.g., costs relating to any line of credit or other leverage facility the fund maintains with its custodian or another entity for investment purposes); or (iii) acquired fund fees and expenses. Any fees waived will not be subject to later recoupment by Madison.

A discussion regarding the basis for approval of the funds’ investment advisory contract by the Board of Trustees will be contained in the funds’ annual report to shareholders for the period ended October 31, 2014.
Services Agreement
Under a separate services agreement, Madison provides or arranges for each fund to have all of the necessary operational and support services it needs for a fee. These fees are computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each fund as follows (the same rate applies to all share classes of each fund, except as otherwise noted):

Fund	Service Fee
Target 2020	0.05%[1]
Target 2030	0.05%[1]
Target 2040	0.05%[1]
Target 2050	0.05%[1]
International Growth	0.40%[2]
1 Refer to footnote 1 in the “Investment Advisory Agreement” table above.
2 Refer to footnote 2 in the “Investment Advisory Agreement” table above. The service fee shown in the table is for the Class Y shares; the service fee for the Class I is 0.25%.
The fees Madison receives under the services agreement are in addition to and independent of fees received pursuant to the investment advisory agreement. In addition, the funds remain responsible for (i) transaction-related expenses including, but not limited to, brokerage commissions paid in connection with fund transactions, interest or fees in connection with fund indebtedness or taxes paid in connection with portfolio securities held, (ii) Rule 12b-1 distribution and service fees, (iii) acquired fund fees, if any, and (iv) any extraordinary or non-recurring expenses (such as fees and expenses relating to any temporary line of credit the funds maintain for emergency or extraordinary purposes).
Subadvisers
Madison currently manages the assets of all of the funds using a “manager of managers” approach under which Madison may manage some or all of the funds’ assets and may allocate some or all of the funds’ assets among one or more specialist subadvisers. Madison selects subadvisers based on a continuing quantitative and qualitative evaluation of their abilities in managing assets pursuant to a particular investment style. While superior performance is the ultimate goal, short-term performance by itself will not be a significant factor in selecting or terminating subadvisers, and Madison does not expect frequent changes in subadvisers. Madison compensates subadvisers out of its own assets.
Madison monitors the performance of each subadviser to the extent it deems appropriate to achieve a fund’s investment objective, reallocates fund assets among its own portfolio management team and individual subadvisers or recommends to the Board of Trustees that a fund employ or terminate particular subadvisers. The Trust and Madison received an exemptive order from the SEC that permits the Board to appoint or change subadvisers without shareholder approval. If there is a change in subadvisers, you will receive an “information statement” within 90 days after the date of the change. The statement will provide you with relevant information about the reason for the change and information about any new subadvisers.
With regard to the funds discussed in this prospectus, Madison currently uses a subadviser for the International Growth Fund. A discussion regarding the basis for approval of the sub-advisory contract for this fund will be included in the fund’s annual report to shareholders for the period ended October 31, 2014.

PORTFOLIO MANAGEMENT

Madison Asset Management, LLC
Madison manages the assets of the funds set forth below without the assistance of a subadviser. On a day-to-day basis, the funds are generally managed by members of the applicable asset allocation, fixed income or equity management teams at the firm. The following individuals are primarily responsible for the day-to-day management of these funds:

Target Date Funds.
The Target Date Funds are co-managed by David Hottmann, CPA and CFA, and Patrick Ryan, CFA. Mr. Hottmann, Vice President and Portfolio Manager of Madison, has co-managed the funds since inception of the funds-. Mr. Hottmann joined Madison in September 2009 as a senior member of the firm’s asset allocation team. Prior to joining the firm, Mr. Hottmann had been the Chief Investment Officer at ACS Johnson Investment Advisors, his employer since 1999. Mr. Ryan, Vice President and Portfolio Manager of Madison, has co-managed the funds since inception of the funds-. Prior to joining Madison in July 2009, Mr. Ryan was a Senior Analyst at MEMBERS Capital Advisors, Inc. (“MCA”), the former investment adviser to the funds. While at MCA, Mr. Ryan had been responsible for conducting manager research and due diligence for MCA’s managed accounts products since 2004.
Hansberger Growth Investors, L.P.
Madison has delegated the day-to-day management of the following fund to Hansberger Growth Investors, L.P. (“Hansberger”), an affiliate of Madison whose principal place of business is the same as Madison’s: 550 Science Drive, Madison, Wisconsin 53711. Hansberger is an investment advisory firm specializing in international/global equity investing. As of the date hereof, Hansberger managed approximately $4 billion in assets, consisting primarily of institutional accounts.
International Growth Fund. The International Growth Fund is co-managed by a team comprised of Thomas R.H. Tibbles, CFA (Chief Executive Officer & Chief Investment Officer), Barry A Lockhart, CFA (Deputy Managing Director, Senior VP –Research), and Patrick Tan (Senior VP – Research). Messrs. Tibbles, Lockhart and Tan have co-managed the fund since inception of the Predecessor Fund in June 2003. Mr. Tibbles joined the predecessor of Hansberger in 1999 and served as the Chief Investment Officer for its International Growth Strategy and Managing Director-Canada. From 1996 to 1999, Mr. Tibbles was the Head of the Global Equity Team at Indago Capital Management in Toronto, which was an affiliate of Canada Life Investment Management (“Canada Life”). Mr. Lockhart joined the predecessor of Hansberger in 1999 and served as its Deputy Managing Director-Canada. Prior to then, Mr. Lockhart served as a Senior Investment Analyst with responsibilities in the U.S., Far East, European and Latin American equity markets for Canada Life. Mr. Lockhart also served as a Portfolio Manager of foreign equities for Indago Capital Management in Toronto. Mr. Tan joined the predecessor of Hansberger in 1999, serving as a Senior Vice President, Research. From 1997 to 1999, Mr. Tan was an Analyst at Indago Capital Management in Toronto.
Information regarding the portfolio managers’ compensation, their ownership of securities in the funds and the other accounts they manage can be found in the SAI.

FINANCIAL HIGHLIGHTS

The financial highlights tables that follow (or are incorporated by reference) are intended to help you understand the funds’ financial performance for the past five years (or since inception of the fund if less than five years). Certain information reflects financial results for a single fund share outstanding for the period presented. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and distributions.

-
Target Date Funds. Financial highlights are not provided for the Target Date Funds, as they are new. However, the financial highlights for the USF 2020 Fund, USF 2030 Fund, USF 2040 Fund and USF 2040 Fund (collectively, the “USF Funds”) are incorporated herein by reference to the Annual Report of the USF Funds for the year ended December 31, 2013. The financial statements and financial highlights of the USF Funds have been audited by an independent registered public accounting firm, whose reports, along with the USF Funds’ financial statements and financial highlights, are included in the USF Funds’ annual reports, which are available upon request.

International Growth Fund. The Hansberger International Growth Fund, a series of Hansberger International Series (the “Predecessor Fund”), was merged into the Madison Hansberger International Growth Fund in the third calendar quarter of 2014 and was the accounting survivor of said merger. Accordingly, the financial highlights of the fund provided below represent the financial highlights of the Predecessor Fund. The financial highlights for each of the periods presented below have been derived from the Predecessor Fund’s financial statements and financial highlights which have been audited by an independent registered public accounting firm, whose reports, along with the Predecessor Fund’s financial statements and financial highlights, are incorporated by reference in the SAI and included in the Predecessor Fund’s annual reports, each of which is available upon request.

Financial Highlights for a Share of Beneficial Interest Outstanding

	International Growth Fund Class Y*
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Net asset value, beginning of the period	$15.42	$13.11	$16.16	$15.01	$9.96
Income (loss) from Investment Operations:
Net investment income(a)	0.13	0.17	0.19	0.12	0.07
Net realized and unrealized gain (loss)	2.53	2.32	(3.07)	1.15	5.12
Total from Investment Operations	2.66	2.49	(2.88)	1.27	5.19
Less Distributions From:
Net investment income	(0.19)	(0.18)	(0.17)	(0.12)	(0.14)
Total Distributions	(0.19)	(0.18)	(0.17)	(0.12)	(0.14)
Net asset value, end of the period	$17.89	$15.42	$13.11	$16.16	$15.01
Total return(b)	17.26%	19.01%	(17.82)%	8.44%	52.15%
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$3,928	$4,410	$5,907	$9,398	$9,982
Net expenses(c)(d)	1.17%(e)	1.15%(f)	1.05%	1.10%	1.04%
Gross expenses(d)	1.67%	1.45%	1.05%	1.10%	1.04%
Net investment income(d)	0.78%	1.15%	1.22%	0.83%	0.51%
Portfolio turnover rate	48%	47%	62%	52%	50%

*	The financial highlights presented herein reflect the historical operating results of the Hansberger International Growth Fund Advisor Class.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(c)
The investment adviser contractually agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period, if applicable. Without this waiver/reimbursement, expenses would have been higher.

(d)	Computed on an annualized basis for periods less than one year, if applicable.
(e)	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 1.15%.
(f)	Includes interest expense of less than 0.01%.

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Financial Highlights for a Share of Beneficial Interest Outstanding

	International Growth Fund Class I*
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Net asset value, beginning of the period	$15.42	$13.11	$16.16	$15.02	$9.97
Income (loss) from Investment Operations:
Net investment income(a)	0.17	0.21	0.21	0.15	0.14
Net realized and unrealized gain (loss)	2.52	2.33	(3.06)	1.14	5.06
Total from Investment Operations	2.69	2.54	(2.85)	1.29	5.20
Less Distributions From:
Net investment income	(0.23)	(0.23)	(0.20)	(0.15)	(0.15)
Total Distributions	(0.23)	(0.23)	(0.20)	(0.15)	(0.15)
Net asset value, end of the period	$17.88	$15.42	$13.11	$16.16	$15.02
Total return(b)	17.46%	19.37%	(17.61)%	8.63%	52.20%
Ratios to Average Net Assets:
Net assets, end of the period (000's)	$262,627	$518,186	$548,110	$608,571	$633,958
Net expenses(c)(d)	0.94%(e)	0.89(f)	0.86%	0.87%	0.88%
Gross expenses(d)	0.94%	0.89%	0.86%	0.87%	0.88%
Net investment income(d)	1.05%	1.44%	1.39%	1.05%	1.13%
Portfolio turnover rate	48%	47%	62%	52%	50%

*	The financial highlights presented herein reflect the historical operating results of the Hansberger International Growth Fund Institutional Class.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(c)
The investment adviser contractually agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period, if applicable. Without this waiver/reimbursement, expenses would have been higher.

(d)	Computed on an annualized basis for periods less than one year, if applicable.
(e)	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 0.92%.
(f)	Includes interest expense of 0.01%. Without this expense the ratio of net expenses would have been 0.88%.

MORE INFORMATION ABOUT MADISON FUNDS

The following documents contain more information about the funds and are available free upon request:
Statement of Additional Information. The SAI contains additional information about the funds. A current SAI has been filed with the SEC and is incorporated herein by reference.
Annual and Semi-Annual Reports. The funds’ annual and semi-annual reports provide additional information about the funds’ investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each fund’s performance during the last fiscal year (other than the Cash Reserves Fund).
Requesting Documents. You may request a copy of the SAI and the annual and semi-annual reports, make shareholder inquiries, without charge, or request further information about the funds by contacting your financial advisor or by contacting the funds at: Madison Funds, P.O. Box 8390, Boston, MA 02266-8390; telephone: 1-800-877-6089; Internet: www.madisonfunds.com.
Public Information. You can review and copy information about the funds, including the SAI, at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-551-1520. Reports and other information about the funds also are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, 100 F Street NE, Room 1580, Washington, D.C. 20549-1520.

Madison Funds®
Post Office Box 8390
Boston, MA 02266-8390
1-800-877-6089
www.madisonfunds.com

Investment Company
File No. 811-08261